Compensation and Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Components of Compensation Cost

	For the Nine Months Ended September 30,
	2013	2012
Salaries, incentive compensation and benefits (1)	$217,987	$165,655
Restricted share compensation expense	3,414	—

Total salaries, incentive compensation and benefits	221,401	165,655
Pre-offering related compensation—share-based awards	380,523	85,907
Pre-offering related compensation—other	143,035	53,960

Total compensation and benefits	$744,959	$305,522

(1)	Excluding share-based compensation

Compensation and benefits expense is comprised of the following:

	For the year ended December 31,
	2012	2011	2010
Salaries, incentive compensation, and benefits	$227,258	$198,601	$166,629
Pre-offering related compensation—share-based awards	101,682	(21,082)	79,071
Pre-offering related compensation—other	54,153	55,714	17,578

Total compensation and benefits expense	$383,093	$233,233	$263,278

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

The following table summarizes the restricted share activity for the nine months ended September 30, 2013:

	Weighted-Average Grant Date Fair Value	Number of Awards
Unvested at December 31, 2012	$—	—
Granted	52.36	1,575,157
Forfeited	—	—
Vested	—	—

Unvested at September 30, 2013	$52.36	1,575,157

Schedule of pre-offering related compensation costs

Pre-offering related compensation consists of the following:

	For the Nine Months Ended September 30,
	2013	2012
Change in value of Class B liability awards	$41,942	$85,907
Class B award modification expense	287,292	—
Amortization expense on pre-offering Class B awards	51,289	—

Pre-offering related compensation—share-based awards	380,523	85,907
Pre-offering related cash incentive compensation	56,788	—
Pre-offering related bonus make-whole compensation	20,520	—
Distributions on Class B liability awards	65,727	53,960

Pre-offering related compensation – other	143,035	53,960

Total pre-offering related compensation	$523,558	$139,867

Redemption values and liabilities of Class B awards

The aggregate redemption values and liabilities of the Class B obligation were as follows:

	As of September 30, 2013	As of December 31, 2012
Redemption value:
Vested Class B share-based awards	$—	$225,249
Unvested Class B share-based awards	—	103,052
Purchased Class B share-based awards	—	2,811

Aggregate fair value	$—	$331,112

Liabilities:
Class B share-based awards	$—	$225,249
Redeemed Class B share-based awards	26,713	29,257

The aggregate fair value and liabilities of this obligation are as follows:

	As of December 31,
	2012	2011
Fair value:
Vested Class B liability awards	$225,249	$146,175
Unvested Class B liability awards	103,052	31,825
Purchased Class B liability awards	2,811	2,328

Aggregate fair value	$331,112	$180,328

Liabilities:
Class B liability awards	$225,249	$146,175
Redeemed Class B liability awards	$29,257	$14,909

Activity related to unvested Clas B awards

The following table summarizes the activity related to unvested Class B awards during the period March 12, 2013 to September 30, 2013:

	March 12, 2013 to September 30, 2013
	Weighted-Average Grant Date Fair Value	Number of Class B Awards
Unvested Class B awards at March 12	$30.00	10,049,314
Granted	—	—
Forfeited	—	(64,436)
Vested	—	(2,652,458)

Unvested at September 30	$30.00	7,332,420